**CONFIDENTIAL TREATMENT REQUESTED**

13FCONP
8/14/08

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

**Form 13F**

FORM 13F COVER PAGE

RECEIVED
AUG 15 2007
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

NON-PUBLIC

Name: **Magnetar Financial LLC**
Address: **1603 Orrington Avenue**
**13th Floor**
**Evanston, IL 60201**

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Michael Turro**
Title: **Chief Compliance Officer**
Phone: **(847) 905-4690**

Signature, Place, and Date of Signing:

| **/s/ Michael Turro** | **Evanston, IL** | **August 14, 2007** |
|---|---|---|
| [Signature] | [City, State] | [Date] |

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[redacted]

10000667

**CONFIDENTIAL TREATMENT REQUESTED**

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $2,113,164
(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

**None**

## CONFIDENTIAL TREATMENT REQUESTED

| NAME OF ISSUER | CLASS TITLE | CUSIP | VALUE (X$1,000) | SHRS OR PRN AMT | SH/ PRN | PUT/ CALL | INVESTMENT DISCRETION | OTHER MANAGERS | VOTING AUTHORITY SOLE | SHARED | NONE |
|---|---|---|---|---|---|---|---|---|---|---|---|
| ALCAN INC | COM | 13716105 | $43,309 | 532,700 | SH | | SOLE | Amend #1 11/14/07 | 532,700 | | |
| ALCAN INC | COM | 13716105 | $48,780 | 600,000 | SH | PUT | SOLE | " | 600,000 | | |
| ALLTEL CORP | COM | 20039103 | $196,736 | 2,912,450 | SH | | SOLE | " | 2,912,450 | | |
| ARCHSTONE SMITH TR | COM | 39583109 | $171,415 | 2,899,936 | SH | | SOLE | " | 2,899,936 | | |
| AVAYA INC | COM | 53499109 | $42,107 | 2,500,400 | SH | | SOLE | " | 2,500,400 | | |
| C D W CORP | COM | 12512N105 | $195,584 | 2,301,800 | SH | | SOLE | " | 2,301,800 | | |
| CLEAR CHANNEL COMMUNICATIONS | COM | 184502102 | $27,559 | 728,700 | SH | | SOLE | " | 728,700 | | |
| FIRST DATA CORP | COM | 319963104 | $163,350 | 5,000,000 | SH | | SOLE | " | 5,000,000 | | |
| FIRST DATA CORP | COM | 319963104 | $228,690 | 7,000,000 | SH | CALL | SOLE | " | 7,000,000 | | |
| GENESCO INC | COM | 371532102 | $48,314 | 923,603 | SH | | SOLE | ← | 923,603 | Amend #3 3/14/08 | |
| GREATER BAY BANCORP | COM | 391648102 | $20,880 | 750,000 | SH | | SOLE | Amend #1 | 750,000 | | |
| HARRAHS ENTMT INC | COM | 413619107 | $67,012 | 785,975 | SH | | SOLE | ← | 785,975 | Amend #2 2/14/08 | |
| INTL SECS EXCHANGE HLDGS INC | CL A | 46031W204 | $105,161 | 1,609,203 | SH | | SOLE | Amend #1 | 1,609,203 | | |
| NUVEEN INVTS INC | CL A | 67090F106 | $75,531 | 1,215,300 | SH | | SOLE | " | 1,215,300 | | |
| OPTION CARE INC | COM | 683948103 | $10,445 | 678,247 | SH | | SOLE | " | 678,247 | | |
| PAYLESS SHOESOURCE INC | COM | 704379106 | $7,310 | 231,691 | SH | | SOLE | " | 231,691 | | |
| PENN NATL GAMING INC | COM | 707569109 | $129,215 | 2,150,351 | SH | | SOLE | ← | 2,150,351 | Amend #5 8/14/08 | |
| SLM CORP | COM | 78442P106 | $347,042 | 6,027,135 | SH | | SOLE | Amend #1 | 6,027,135 | | |
| SOLECTRON CORP | COM | 834182107 | $66,240 | 18,000,000 | SH | | SOLE | " | 18,000,000 | | |
| STATION CASINOS INC | COM | 857689103 | $2,274 | 26,200 | SH | CALL | SOLE | " | 26,200 | | |
| THOMSON CORP | COM | 884903105 | $30,328 | 742,800 | SH | | SOLE | ← | 742,800 | Amend 4 5/15/08 | |
| TXU CORP | COM | 873168108 | $85,882 | 1,276,100 | SH | | SOLE | Amend #1 | 1,276,100 | | |